Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income [text block table]	Net interest income in € m. 2023 2022 2021 Interest and similar income: Interest income on cash and central bank balances 7,048 1,936 160 Interest income on interbank balances (w/o central banks) 607 352 67 Central bank funds sold and securities purchased under resale agreements 1,069 504 273 Loans 22,032 14,238 10,650 Other 2,103 1,969 1,747 Total Interest and similar income from assets measured at amortized cost 32,857 18,999 12,897 Interest income on financial assets at fair value through other comprehensive income 1,097 798 501 Total interest and similar income calculated using the effective interest method 33,955 19,798 13,399 Financial assets at fair value through profit or loss 9,592 4,652 3,374 Total interest and similar income 43,546 24,449 16,773 Thereof: negative interest expense on financial liabilities 76 959 1,217 Interest expense: Interest-bearing deposits 10,658 3,719 1,456 Central bank funds purchased and securities sold under repurchase agreements 388 304 148 Other short-term borrowings 310 111 71 Long-term debt 6,154 2,409 1,484 Trust preferred securities 16 13 3 Other 2,848 1,119 876 Total interest expense measured at amortized cost 20,374 7,676 4,036 Financial liabilities at fair value through profit or loss 7,051 2,791 1,619 Total interest expense 27,424 10,466 5,655 Thereof: negative interest income on financial assets 81 461 786 Net interest income 16,122 13,983 11,117
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]	Net gains (losses) on financial assets/liabilities at fair value through profit or loss in € m. 2023 2022 2021 Trading income (loss): FIC Sales and Trading 5,117 5,353 2,780 Other trading income (loss) 389 (2,608) (827) Total trading income (loss) 5,506 2,745 1,954 Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss: Breakdown by financial assets category: Debt Securities 89 (43) 95 Equity Securities (10) 47 812 Loans and loan commitments 112 (5) 18 Deposits (5) 14 2 Others non-trading financial assets mandatory at fair value through profit and loss 31 (73) 180 Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss: 217 (61) 1,106 Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss: Breakdown by financial asset/liability category: Loans and loan commitments 12 (2) 11 Deposits (0) 4 5 Long-term debt (180) 265 48 Other financial assets/liabilities designated at fair value through profit or loss 20 11 15 Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss (148) 277 79 Total net gains (losses) on financial assets/liabilities at fair value through profit or loss 5,575 2,962 3,139
Combined Net Interest and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]
Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2023	2022	2021
Net interest income	16,122	13,983	11,117
Trading income (loss)[1]	5,506	2,745	1,954
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	217	(61)	1,106
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(148)	277	79
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	5,575	2,962	3,139
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	21,697	16,945	14,256
Corporate Treasury Services	2,902	2,451	1,772
Institutional Client Services	957	572	328
Business Banking	1,205	697	566
Corporate Bank	5,065	3,720	2,666
FIC Sales & Trading	8,123	8,697	6,918
Remaining Products	(21)	(432)	(27)
Investment Bank	8,102	8,265	6,891
Private Bank Germany	4,156	4,619	3,114
International Private Bank	2,226	1,993	1,733
Private Bank	6,382	6,612	4,847
Asset Management	(11)	(250)	246
Corporate & Other	2,160	(1,402)	(393)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	21,697	16,945	14,256

[1] Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting
[2] Prior year’s comparatives aligned to presentation in the current year